Dynavax Purchase (Details) - Dynavax Technologies $ in Thousands	1 Months Ended					3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jul. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 31, 2020 USD ($)	Mar. 31, 2024 USD ($) Milestone	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($)
Asset Acquisition [Line Items]
Upfront payment							$ 9,000	$ 9,000
Payment for asset acquisition	$ 4,000		$ 5,000	$ 4,000	$ 5,000
Number of commercial milestones						4			4
Maximum aggregate milestone payments per development milestone						$ 170,000			$ 170,000
Royalties as a percentage of net sales, under sales threshold						10			0.10
Royalties, sales threshold amount						$ 1,000,000			$ 1,000,000
Royalties as a percentage of sales, over threshold amount						12			0.12
Commercial Milestone
Asset Acquisition [Line Items]
Maximum aggregate milestone payments per development milestone						$ 80,000			$ 80,000
Minimum
Asset Acquisition [Line Items]
Payments for milestone		$ 1,000				1,000			1,000	$ 1,000
Maximum
Asset Acquisition [Line Items]
Payments for milestone						$ 10,000			$ 10,000